MFS(R) VARIABLE INSURANCE TRUST

                           MFS(R) GLOBAL EQUITY SERIES

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-heading entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" for MFS Global Equity Series is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of October 31, 2009 were as follows:

--------------------- --------------------------------------- -------------------------------------- -------------------------------

                         Registered Investment Companies        Other Pooled Investment Vehicles               Other Accounts
--------------------- --------------------------------------- -------------------------------------- -------------------------------
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
 Portfolio Manager         Number          Total Assets*         Number of         Total Assets         Number of       Total Assets
                        of Accounts*                             Accounts                               Accounts
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
 David R. Mannheim           6              $1.3 billion             8             $3.3 billion            70          $16.7 billion
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
    Roger Morley             5              $1.1 billion             8             $3.3 billion            62          $15.0 billion
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------

----------------
*  Includes the Fund.


With respect to the accounts identified in the table above, David R. Mannheim manages 13 other accounts with assets totaling $2.5 billion, and Roger Morley manages 13 other accounts with assets totaling $2.5 billion, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.


                The date of this Supplement is December 1, 2009.